SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives at Annual Rates) (Details)	12 Months Ended
Dec. 31, 2022
Lab equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	16.00%
Lab equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	25.00%
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	33.00%
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	6.00%
SECaaS equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	16.00% [1]
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Over the shorter of the term of the lease or the useful life of the asset

[1]	SECaaS equipment – the equipment used for SECaaS revenues